Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Assets Held For Sale [Abstract]
Schedule of Assets and Liabilities Held For Sale
The following table summarizes the carrying value of the assets and liabilities that are classified as held for sale at December 31, 2023.

	NOTE	2023
Property, plant and equipment	17	12
Intangible assets	19	26
Goodwill	22	22
Total assets held for sale		60
Long-term debt		7
Deferred tax liabilities		6
Other non-current liabilities		2
Total liabilities held for sale		15
Net assets held for sale		45